Share based payment - Schedule of Movement of Options Outstanding under the share based payment schemes (Detail)	5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 23, 2021 shares	Mar. 31, 2022 shares	Mar. 31, 2023 shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year	16,000,000	0			16,000,000	18,000,000
Granted during the year						1,000,000
Forfeited during the year	0					0
Repurchase during the year						(3,000,000)
Exercised during the year	(1,000,000)	0				0
Exercised/ lapsed during the year	(1,000,000)	0				0
Replacement of Group Stock Option Plans	(14,000,000)	12,000,000			12,000,000
Outstanding at the end of the year	0					16,000,000
Exercisable at the end of the year						8,000,000
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year			30,000,000
Granted during the year		30,000,000	6,000,000
Exercised during the year			0
Exercised/ lapsed during the year			0
Outstanding at the end of the year		30,000,000	36,000,000		30,000,000
Exercisable at the end of the year		4,000,000	14,000,000	14,000,000	4,000,000
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year			12,000,000
Exercised during the year			(1,000,000)	(1.66)	(2.25)
Exercised/ lapsed during the year			(1,000,000)	(1.66)	(2.25)
Outstanding at the end of the year		12,000,000	11,000,000		12,000,000
Exercisable at the end of the year		6,000,000	11,000,000	11,000,000	6,000,000